STOCKHOLDERS’ EQUITY - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	$ 1,336,228	$ 1,304,128	$ 1,286,674	$ 1,218,872	$ 1,227,304	$ 1,212,630	$ 1,286,674	$ 1,212,630
Total other comprehensive (loss)	(18,184)			(29,724)			(8,813)	(39,233)
Equity at end of period	1,362,764	1,336,228	1,304,128	1,225,432	1,218,872	1,227,304	1,362,764	1,225,432
Fair Value of Derivatives
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	36,373	34,035	40,417	42,974	33,829	8,631	40,417	8,631
Other comprehensive income attributable to Dole plc before reclassifications, net of income taxes	6,911	(1,237)	3,432	19,880	12,574	25,801
Amounts reclassified from accumulated other comprehensive loss	(5,831)	(4,148)	(4,223)	(9,157)	(5,798)	(373)
Tax reclassified from accumulated other comprehensive loss	1,840	7,723	(5,591)	1,535	2,369	(230)
Total other comprehensive (loss)	2,920	2,338	(6,382)	12,258	9,145	25,198
Equity at end of period	39,293	36,373	34,035	55,232	42,974	33,829	39,293	55,232
Pension & Other Postretirement Benefits
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(36,938)	(36,938)	(36,938)	(59,822)	(59,822)	(59,822)	(36,938)	(59,822)
Other comprehensive income attributable to Dole plc before reclassifications, net of income taxes	0	0	0	0	0	0
Amounts reclassified from accumulated other comprehensive loss	0	0	0	0	0	0
Tax reclassified from accumulated other comprehensive loss	0	0	0	0	0	0
Total other comprehensive (loss)	0	0	0	0	0	0
Equity at end of period	(36,938)	(36,938)	(36,938)	(59,822)	(59,822)	(59,822)	(36,938)	(59,822)
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(97,048)	(98,008)	(107,612)	(113,851)	(74,969)	(74,728)	(107,612)	(74,728)
Other comprehensive income attributable to Dole plc before reclassifications, net of income taxes	(18,274)	960	9,604	(35,696)	(38,882)	(5,686)
Amounts reclassified from accumulated other comprehensive loss	0	0	0	0	0	5,445
Tax reclassified from accumulated other comprehensive loss	0	0	0	0	0	0
Total other comprehensive (loss)	(18,274)	960	9,604	(35,696)	(38,882)	(241)
Equity at end of period	(115,322)	(97,048)	(98,008)	(149,547)	(113,851)	(74,969)	(115,322)	(149,547)
Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(97,613)	(100,911)	(104,133)	(130,699)	(100,962)	(125,919)	(104,133)	(125,919)
Other comprehensive income attributable to Dole plc before reclassifications, net of income taxes	(11,363)	(277)	13,036	(15,816)	(26,308)	20,115
Amounts reclassified from accumulated other comprehensive loss	(5,831)	(4,148)	(4,223)	(9,157)	(5,798)	5,072
Tax reclassified from accumulated other comprehensive loss	1,840	7,723	(5,591)	1,535	2,369	(230)
Total other comprehensive (loss)	(15,354)	3,298	3,222	(23,438)	(29,737)	24,957
Equity at end of period	$ (112,967)	$ (97,613)	$ (100,911)	$ (154,137)	$ (130,699)	$ (100,962)	$ (112,967)	$ (154,137)